                                                                                                                        January 12, 2017

ADVANTAGE FUNDS, INC.
-Dreyfus Global Real Return Fund

SUPPLEMENT TO

CURRENT SUMMARY

AND

STATUTORY PROSPECTUS

Effective June 30, 2016, Newton Capital Management Limited, the fund’s sub-adviser, changed its name to “Newton Investment Management (North America) Limited.” All information in the fund’s summary prospectus and statutory prospectus relating to “Newton Capital Management Limited” or “Newton” now relates to Newton Investment Management (North America) Limited.

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